Income taxes (Loss from Operations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ (4,731,000)	$ (5,310,000)
Foreign	(1,304,000)	(1,224,000)
Loss from operations before income taxes	$ (6,035,000)	$ (6,534,000)